Kenneth J. Rollins T: +1 858 550 6136 krollins@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

April 14, 2014

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey P. Riedler, Assistant Director

Re:	Regulus Therapeutics Inc.

Registration Statement on Form S-3

Filed March 4, 2014

File No. 333-194293

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Regulus Therapeutics Inc. (the “Company”), is Amendment No. 1 (“First Amended Registration Statement”) to the Company’s Registration Statement on Form S-3 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 4, 2014. The copy of the First Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement.

The First Amended Registration Statement is being submitted in response to the comment received from the staff of the Commission (the “Staff”) by letter dated March 12, 2014 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraph below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience.

Staff Comment and Company Response

General

1.	We note that you have not yet filed Part III of your annual report on Form 10-K. We will not be in a position to grant effectiveness to your registration statement until such time as you have either amended your Form 10-K to include Part III or you have incorporated it by reference from your definitive proxy statement.

Response: The Company acknowledges the Staff’s comment and has incorporated Part III by reference into the Registration Statement from the definitive proxy statement filed by the Company on April 11, 2014.

Jeffrey P. Riedler, Assistant Director

United States Securities and Exchange Commission

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The Company respectfully requests the Staff’s assistance in completing the review of the First Amended Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Registration Statement or this response letter to me at (858) 550-6136.

Sincerely,

Cooley LLP

/s/ Kenneth J. Rollins

Kenneth J. Rollins, Esq.

cc:	Kleanthis G. Xanthopoulos, Ph.D.